Inventories (Details) - Schedule of inventory - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Inventory [Line Items]
Subtotal	$ 4,713,003	$ 2,035,578
Allowance for inventory obsolescence	(160,824)	(12,824)
Inventories, net	4,552,179	2,022,754
Parts and components [Member]
Inventory [Line Items]
Subtotal	11,749	6,308
Appliances [Member]
Inventory [Line Items]
Subtotal	2,067,272	2,029,270
Automotive [Member]
Inventory [Line Items]
Subtotal	$ 2,633,982